UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04282

Name of Fund: BlackRock Natural Resources Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Natural Resources Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2008

Date of reporting period: 08/01/2007 - 07/31/2008

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock                                                              BLACKROCK
Natural Resources Trust

ANNUAL REPORT | JULY 31, 2008

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Annual Report:
Trust Summary ............................................................     4
About Trust Performance ..................................................     6
Disclosure of Expenses ...................................................     6
Portfolio Information ....................................................     7
Financial Statements:
    Schedule of Investments ..............................................     8
    Statement of Assets and Liabilities ..................................    11
    Statement of Operations ..............................................    12
    Statements of Changes in Net Assets ..................................    13
Financial Highlights .....................................................    14
Notes to Financial Statements ............................................    16
Report of Independent Registered Public Accounting Firm ..................    21
Important Tax Information (Unaudited) ....................................    21
Disclosure of Investment Advisory Agreement and Subadvisory Agreement ....    22
Officers and Trustees ....................................................    25
Additional Information ...................................................    29
Mutual Fund Family .......................................................    31


2           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008

A Letter to Shareholders

Dear Shareholder

For more than a year, investors have been besieged by a weak housing market, the bursting of the credit bubble that has troubled the financial sector, and surging food and oil prices, which have stoked inflation concerns. Healthy nonfinancial corporate profits and robust exporting activity remained among the few bright spots, helping the economy to grow at a modest, but still positive, pace.

The Federal Reserve Board (the "Fed") has been aggressive in its attempts to stimulate economic growth and stabilize financial markets. In addition to slashing the target federal funds rate 325 basis points (3.25%) between September 2007 and April 2008, the central bank introduced the new Term Securities Lending Facility, granted broker-dealers access to the discount window and used its own balance sheet to help negotiate the sale of Bear Stearns. However, the end of the period saw a pause in Fed action; the central bank held the target rate steady at 2.0% as it attempted to balance weak growth and inflationary pressures.

The Fed's bold response to the financial crisis helped mitigate credit stress and investor anxiety, albeit temporarily. U.S. equity markets sank sharply over the reporting period, notwithstanding a brief rally in the spring and another in mid-summer, and international markets followed suit.

Treasury securities also traded in a volatile fashion, but generally rallied (yields fell as prices correspondingly rose), as the broader flight-to-quality theme persisted. The yield on 10-year Treasury issues, which fell to 3.34% in March, climbed to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then reversed course and declined to 3.99% by period-end when credit fears re-emerged. Meanwhile, tax-exempt issues underperformed their taxable counterparts, as problems among municipal bond insurers and the failure in the market for auction rate securities continued to pressure the group.

Overall, the major benchmark indexes generated results that reflected heightened risk aversion:

Total Returns as of July 31, 2008                                                        6-month   12-month
===========================================================================================================
U.S. equities (S&P 500 Index)                                                            (7.08)%   (11.09)%
-----------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                              0.86      (6.71)
-----------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                        (5.04)    (12.19)
-----------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                      (0.63)      6.15
-----------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                           (0.85)      2.83
-----------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)      (0.80)      0.52
-----------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only.

You cannot invest directly in an index.

Shortly before this shareholder report mailing, the investment landscape was dramatically altered as the ongoing credit crisis intensified, resulting in a widespread breakdown in the financial services sector and unprecedented government intervention. Through periods of market turbulence, as ever, BlackRock's full resources are dedicated to the management of our clients' assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                                                                               3
THIS PAGE NOT PART OF YOUR FUND REPORT

Trust Summary

Portfolio Management Commentary

      How did the Trust perform?

o Trust returns for the 12-month period significantly outpaced those of the broad-market S&P 500 Index and the MSCI Natural Resources Index. Given its focus on natural resources stocks, we deem the MSCI index a more comparable means for measuring Trust performance.

      What factors influenced performance?

o Solid security selection was the primary contributor to the Trust's outperformance of the MSCI benchmark. Stock selection was particularly strong within the exploration & production and integrated oil & gas subsectors. Investments in coal also enhanced annual results. Among the strongest-performing holdings within exploration & production were EOG Resources, Inc. and Devon Energy Corp.

o Negative factors were limited and had minimal impact on the Trust's total performance during the 12 months. However, a small exposure to both refiners and metals & mining did detract modestly from absolute returns. Individual holdings Valero Energy Corp. and HudBay Minerals, Inc. were the weakest performers within these segments.

      Describe recent portfolio activity.

o The Trust typically has low turnover, consistent with our philosophy and process. As such, changes to the portfolio during the annual period were minimal. Notable purchases included Nabors Industries Ltd., and significant sales included CanArgo Energy Corp.

o More recently, we reduced our exposure to Baker Hughes, Inc. and Hercules Offshore, Inc. We purchased Connacher Oil & Gas Ltd., Pioneer Natural Resources Co. and Intrepid Potash, Inc., as we believe potash prices will remain robust.

      Describe Trust positioning at period-end.

o At period end, the Trust was most heavily invested in producers of oil and natural gas, in addition to Canadian oil sand miners. Despite slowing demand in U.S. and European markets, the supply and demand balance for petroleum remains tight, and any disruption in supply could cause prices to recover from their recent correction.

o The Trust held sizable positions in oil service providers and deep-water drillers as well. While foreign national oil companies (NOCs) make terms more difficult for the international oil companies (IOCs) as they move from royalty regimes to increasingly more production sharing contracts, as well as rising petroleum and mineral taxes, integrated oil and oil service companies will see increased demand for their products and technology to assist the foreign NOCs develop their resources. Further, we see continued long-term demand for deep-water drillers. Maturing onshore oil basins have pushed the industry to search in deeper waters in West Africa, the Gulf of Mexico and recently, discoveries offshore Brazil. Should political efforts win approval to opening up drilling off the U.S. outercontinental shelf, additional demand for deep-water rigs can be expected.

o The Trust maintained a modest underweight in integrated oil companies, given a more difficult environment for gaining access to prospective basins and increasingly complex contractual terms.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

                                               Actual                                               Hypothetical 2
                       ------------------------------------------------------   ----------------------------------------------------
                           Beginning         Ending                                 Beginning        Ending
                         Account Value    Account Value      Expenses Paid        Account Value   Account Value     Expenses Paid
                       February 1, 2008   July 31, 2008   During the Period 1   February 1, 2008  July 31, 2008  During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional .........     $1,000           $1,118.60           $4.32             $1,000          $1,020.82           $4.12
Investor A ............     $1,000           $1,117.20           $5.69             $1,000          $1,019.53           $5.42
Investor B ............     $1,000           $1,113.10           $9.56             $1,000          $1,015.85           $9.12
Investor C ............     $1,000           $1,113.00           $9.72             $1,000          $1,015.70           $9.27
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Trust, expenses are equal to the annualized expense ratio for the class (0.82% for Institutional, 1.08% for Investor A, 1.82% for Investor B and 1.85% for Investor C), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Trust's Institutional and Investor A Shares compared to growth of an investment in the S&P 500(R) Index and the MSCI Natural Resources Index. Values are from July 1998 to July 2008:

                                                                    MSCI Natural
           Institutional         Investor A        S&P 500(R)          Resources
            Shares (1,2)        Shares(1,2)          Index(3)           Index(4)
7/98             $10,000             $9,475           $10,000            $10,000
7/99             $12,291            $11,612           $12,020            $12,180
7/00             $13,518            $12,745           $13,099            $11,654
7/01             $15,424            $14,507           $11,222            $12,005
7/02             $14,567            $13,660            $8,571            $10,629
7/03             $16,878            $15,789            $9,483            $11,132
7/04             $23,208            $21,659           $10,732            $14,720
7/05             $35,686            $33,227           $12,240            $19,742
7/06             $44,643            $41,456           $12,898            $24,841
7/07             $54,011            $50,023           $14,979            $31,600
7/08             $63,115            $58,313           $13,317            $33,660

(1) Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
(2) The Trust invests primarily in equity securities of domestic and foreign companies with substantial natural resource assets.
(3) This unmanaged Index covers the 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-Hill Companies.
(4) This unmanaged Index is comprised of all global securities classified as natural-resource related securities.

Performance Summary for the Period Ended July 31, 2008

                                                                         Average Annual Total Returns 1
                                                          -------------------------------------------------------------
                                                                 1 Year              5 Years              10 Years
                                                          ------------------   ------------------    ------------------
                                             6-Month      w/o sales  w/sales   w/o sales  w/sales    w/o sales  w/sales
                                          Total Returns    charge    charge     charge    charge      charge    charge
-----------------------------------------------------------------------------------------------------------------------
Institutional ...........................    11.86%        16.86%      --      30.19%        --       20.23%       --
Investor A ..............................    11.72         16.57    10.45%     29.86      28.47%      19.93     19.28%
Investor B ..............................    11.31         15.69    11.19      28.88      28.73       19.18     19.18
Investor C ..............................    11.30         15.67    14.67      28.87      28.87       19.00     19.00
S&P 500 Index ...........................    (7.08)       (11.09)      --       7.03         --        2.91        --
MSCI Natural Resources Index ............     6.17          6.52       --      24.77         --       12.90        --
-----------------------------------------------------------------------------------------------------------------------

1 Assuming maximum sales charges. See "About Trust Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.

      Past performance is not indicative of future results.


           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008           5

About Trust Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

      Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of the Trust may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Trust expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on February 1, 2008 and held through July 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Trust and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Trust and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008

Portfolio Information

As of July 31, 2008

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
EOG Resources, Inc. ......................................................    4%
Transocean, Inc. .........................................................    4
Murphy Oil Corp. .........................................................    3
National Oilwell Varco, Inc. .............................................    3
Devon Energy Corp. .......................................................    3
Apache Corp. .............................................................    2
Weatherford International Ltd. ...........................................    2
Suncor Energy, Inc. ......................................................    2
Chevron Corp. ............................................................    2
Talisman Energy, Inc. ....................................................    2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Oil & Gas Exploration & Production ......................................    19%
Canadian Independents ...................................................    13
Integrated Oil & Gas ....................................................    13
Oil & Gas Equipment & Services ..........................................    12
Oil & Gas Drilling ......................................................    10
--------------------------------------------------------------------------------
      For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

--------------------------------------------------------------------------------
                                                                     Percent of
                                                                      Long-Term
Geographic Allocation                                                Investments
--------------------------------------------------------------------------------
United States ...........................................................    65%
Canada ..................................................................    20
Cayman Islands ..........................................................     4
Brazil ..................................................................     3
France ..................................................................     2
Italy ...................................................................     1
Australia ...............................................................     1
China ...................................................................     1
Hong Kong ...............................................................     1
United Kingdom ..........................................................     1
Greece ..................................................................     1
--------------------------------------------------------------------------------


           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008           7

Schedule of Investments July 31, 2008
                                     (Percentages shown are based on Net Assets)

Common Stocks                                       Shares             Value
===============================================================================
Australia -- 1.3%
Metals & Mining -- 1.3%
Alumina Ltd.                                       153,800         $    664,759
BHP Billiton Ltd.                                   60,500            2,257,611
Newcrest Mining Ltd.                               162,000            4,481,794
-------------------------------------------------------------------------------
Total Common Stocks in Australia                                      7,404,164
===============================================================================
Brazil -- 2.4%
Metals & Mining -- 0.9%
Companhia Vale do Rio Doce (Common Shares) (a)     174,000            5,225,220
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 1.1%
Petroleo Brasileiro SA (a)                         107,400            6,004,734
-------------------------------------------------------------------------------
Paper & Forest Products -- 0.4%
Votorantim Celulose e Papel SA (a)                 100,000            2,422,000
-------------------------------------------------------------------------------
Total Common Stocks in Brazil                                        13,651,954
===============================================================================
Canada -- 18.0%
Canadian Independents -- 13.3%
Camdemce Energy, Inc. (b)                           81,068              530,451
Canadian Natural Resources Ltd.                     85,600            6,688,663
Compton Petroleum Corp. (b)                        192,800            1,978,933
Crew Energy, Inc. (b)                              270,700            3,851,847
EnCana Corp.                                       123,622            8,921,984
Husky Energy, Inc.                                 106,400            4,711,339
Iteration Energy Ltd. (b)                          144,063              997,516
MGM Energy Corp. (b)                                 3,000                1,699
Nexen, Inc.                                        118,600            3,730,754
Niko Resources Ltd.                                 21,800            1,800,078
Oilexco, Inc. (b)                                   82,000            1,307,740
Pan Orient Energy Corp. (b)                        224,000            1,826,652
Paramount Resources Ltd. (b)                        75,000            1,183,652
Petro-Canada Inc.                                  116,800            5,390,857
ProEx Energy Ltd. (b)                              140,653            2,895,615
Suncor Energy, Inc.                                228,400           12,415,395
TUSK Energy Corp. (b)                              633,096            1,391,148
TUSK Energy Corp. (b)(c)                            40,000               87,895
Talisman Energy, Inc.                              601,800           10,761,227
TriStar Oil and Gas Ltd. (b)                       222,959            4,017,377
UTS Energy Corp. (b)                               282,500            1,407,051
                                                                   ------------
                                                                     75,897,873
-------------------------------------------------------------------------------
Energy Equipment & Services -- 0.2%
Enquest Energy Services Corp. (b)                   47,666              153,619
Trican Well Service Ltd.                            42,500              933,883
                                                                   ------------
                                                                      1,087,502
-------------------------------------------------------------------------------
Gold -- 1.0%
Barrick Gold Corp.                                  51,800            2,193,513
Eldorado Gold Corp. (b)                            404,500            3,302,525
                                                                   ------------
                                                                      5,496,038
-------------------------------------------------------------------------------
Metals & Mining -- 2.2%
Franco-Nevada Corp.                                 75,000            1,560,867
Goldcorp, Inc.                                     124,682            4,645,362
HudBay Minerals, Inc. (b)                          195,000            1,883,442
Inmet Mining Corp.                                  12,700              805,324
Teck Cominco Ltd. Class B                           84,964            3,902,395
                                                                   ------------
                                                                     12,797,390
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 1.3%
Addax Petroleum Corp.                               44,300            1,730,121
Connacher Oil And Gas Ltd. (b)                     436,000            1,843,723
Tesco Corp. (b)                                    106,300            3,302,741
Uranium One, Inc. (b)                              120,000              428,927
                                                                   ------------
                                                                      7,305,512
-------------------------------------------------------------------------------
Total Common Stocks in Canada                                       102,584,315
===============================================================================
Cayman Islands -- 3.9%
Oil & Gas Drilling -- 3.6%
Transocean, Inc.                                   150,909           20,528,151
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.3%
Coastal Energy Co. (b)(c)                          500,000            1,684,653
-------------------------------------------------------------------------------
Total Common Stocks in the Cayman Islands                            22,212,804
===============================================================================
China -- 0.8%
Metals & Mining -- 0.8%
Aluminum Corp. of China Ltd. (a)                   188,500            4,789,785
-------------------------------------------------------------------------------
Total Common Stocks in China                                          4,789,785
===============================================================================
France -- 2.2%
Integrated Oil & Gas -- 1.2%
Total SA (a)                                        90,800            6,946,200
-------------------------------------------------------------------------------
Oil & Gas Equipment & Services -- 1.0%
Technip SA (a)                                      64,975            5,543,336
-------------------------------------------------------------------------------
Total Common Stocks in France                                        12,489,536
===============================================================================
Greece -- 0.5%
Marine -- 0.5%
Aegean Marine Petroleum Network, Inc.               72,300            2,617,260
-------------------------------------------------------------------------------
Total Common Stocks in Greece                                         2,617,260
===============================================================================
Hong Kong -- 0.8%
Oil & Gas Exploration & Production -- 0.8%
CNOOC Ltd. (a)                                      31,400            4,627,732
-------------------------------------------------------------------------------
Total Common Stocks in Hong Kong                                      4,627,732
===============================================================================
Italy -- 1.3%
Integrated Oil & Gas -- 0.2%
Eni SpA (a)                                         19,250            1,297,450
-------------------------------------------------------------------------------
Oil & Gas Drilling -- 1.1%
Saipem SpA                                         164,500            6,362,480
-------------------------------------------------------------------------------
Total Common Stocks in Italy                                          7,659,930
===============================================================================
United Kingdom -- 0.7%
Energy Equipment & Services -- 0.3%
Acergy SA (a)                                       85,000            1,427,150
-------------------------------------------------------------------------------
Integrated Oil & Gas -- 0.4%
BP Plc (a)                                          40,800            2,506,752
-------------------------------------------------------------------------------
Total Common Stocks in the United Kingdom                             3,933,902
===============================================================================

See Notes to Financial Statements.


8           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008

Schedule of Investments (continued)  (Percentages shown are based on Net Assets)

Common Stocks                                       Shares             Value
===============================================================================
United States -- 59.4%
Chemicals -- 0.5%
E.I. du Pont de Nemours & Co.                       33,400         $  1,463,254
Praxair, Inc.                                       18,000            1,687,140
Tronox, Inc. Class B                                 2,478                3,469
                                                                   ------------
                                                                      3,153,863
-------------------------------------------------------------------------------
Energy Equipment & Services -- 6.6%
Cameron International Corp. (b)                    186,200            8,892,912
Dresser-Rand Group, Inc. (b)                       179,800            6,850,380
Dril-Quip, Inc. (b)                                 56,000            3,031,840
National Oilwell Varco, Inc. (b)                   239,601           18,839,827
                                                                   ------------
                                                                     37,614,959
-------------------------------------------------------------------------------
Independent Power Producers &
Energy Traders -- 0.0%
Dynegy, Inc. Class A (b)                             2,656               17,875
-------------------------------------------------------------------------------
Integrated Oil & Gas -- 11.3%
Chevron Corp.                                      139,591           11,803,815
ConocoPhillips                                     112,475            9,180,209
Exxon Mobil Corp.                                  129,328           10,401,851
Hess Corp.                                          64,800            6,570,720
Marathon Oil Corp.                                 142,400            7,044,528
Murphy Oil Corp.                                   247,400           19,725,202
                                                                   ------------
                                                                     64,726,325
-------------------------------------------------------------------------------
Metals & Mining -- 1.0%
Alcoa, Inc.                                         22,900              772,875
Intrepid Potash, Inc. (b)                           18,400            1,017,520
Newmont Mining Corp.                                 9,100              436,436
Southern Copper Corp.                              137,400            3,816,972
                                                                   ------------
                                                                      6,043,803
-------------------------------------------------------------------------------
Oil & Gas Drilling -- 5.4%
Diamond Offshore Drilling, Inc.                     46,600            5,559,380
ENSCO International, Inc.                           30,900            2,136,426
Helmerich & Payne, Inc.                             95,200            5,629,176
Hercules Offshore, Inc. (b)                         39,300              981,321
Nabors Industries Ltd. (b)                         109,000            3,974,140
Noble Corp.                                        149,900            7,775,313
Pride International, Inc. (b)                       70,700            2,740,332
Rowan Cos., Inc.                                    50,000            1,990,000
                                                                   ------------
                                                                     30,786,088
-------------------------------------------------------------------------------
Oil & Gas Equipment & Services -- 10.6%
BJ Services Co.                                     96,000            2,822,400
Baker Hughes, Inc.                                  89,300            7,403,863
Complete Production Services, Inc. (b)              39,100            1,244,944
Exterran Holdings, Inc. (b)                            521               29,405
FMC Technologies, Inc. (b)(d)                      142,600            8,809,828
Halliburton Co.                                    174,200            7,807,644
Oil States International, Inc. (b)                  73,400            4,028,192
Schlumberger Ltd.                                   75,800            7,701,280
Smith International, Inc.                           97,400            7,244,612
Weatherford International Ltd. (b)                 349,452           13,184,824
                                                                   ------------
                                                                     60,276,992
-------------------------------------------------------------------------------
Oil & Gas Exploration & Production -- 18.4%
Anadarko Petroleum Corp.                            52,200            3,022,902
Apache Corp.                                       126,760           14,218,669
Bill Barrett Corp. (b)                              10,600              436,084
Cabot Oil & Gas Corp. Class A                       88,200            3,881,682
Carrizo Oil & Gas, Inc. (b)                         59,100            2,975,094
Cimarex Energy Co.                                  21,094            1,099,208
Devon Energy Corp.                                 196,898           18,683,651
EOG Resources, Inc.                                210,900           21,201,784
Forest Oil Corp. (b)                                45,800            2,611,974
Mariner Energy, Inc. (b)                            37,065              980,740
Newfield Exploration Co. (b)                        69,000            3,379,620
Noble Energy, Inc.                                  63,800            4,712,906
Occidental Petroleum Corp.                         117,100            9,230,993
Pioneer Natural Resources Co.                       36,600            2,175,870
Range Resources Corp.                              156,900            7,619,064
SandRidge Energy, Inc. (b)                         104,300            5,099,227
Southwestern Energy Co. (b)                         62,000            2,251,220
XTO Energy, Inc.                                    25,125            1,186,654
                                                                   ------------
                                                                    104,767,342
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 3.5%
Arch Coal, Inc.                                     36,000            2,027,160
Consol Energy, Inc.                                 68,200            5,073,398
Denbury Resources, Inc. (b)                         58,113            1,635,300
Patriot Coal Corp. (b)                              13,920            1,756,008
Peabody Energy Corp.                               139,200            9,416,880
                                                                   ------------
                                                                     19,908,746
-------------------------------------------------------------------------------
Refining, Marketing & Transportation -- 0.8%
Holly Corp.                                         28,000              800,240
Sunoco, Inc.                                        13,400              544,174
Valero Energy Corp.                                 89,000            2,973,490
                                                                   ------------
                                                                      4,317,904
-------------------------------------------------------------------------------
Utilities -- 1.3%
Equitable Resources, Inc.                          102,000            5,329,500
Williams Cos., Inc.                                 67,200            2,153,760
                                                                   ------------
                                                                      7,483,260
-------------------------------------------------------------------------------
Total Common Stocks in the United States                            339,097,157
===============================================================================
Total Common Stocks -- 91.3%                                        521,068,539
===============================================================================

===============================================================================
Warrants (e)
===============================================================================
Canada -- 0.0%
Energy Equipment & Services -- 0.0%
Enquest Energy Services Corp. (expires 9/30/08)    715,000                    0
-------------------------------------------------------------------------------
Total Warrants -- 0.0%                                                        0
===============================================================================
Total Long-Term Investments
(Cost -- $198,293,877) -- 91.3%                                     521,068,539
===============================================================================
Short-Term Securities                               Shares
===============================================================================

Merrill Lynch Premier Institutional
  Fund, 2.56% (f)(g)(h)                          6,031,600            6,031,600
Fidelity Institutional Money Market Funds
  Prime Portfolio, 2.45% (g)                    49,663,296           49,663,296
-------------------------------------------------------------------------------
Total Short-Term Securities (Cost -- $55,694,896) -- 9.8%            55,694,896
===============================================================================
Total Investments (Cost -- $253,988,773*) -- 101.1%                 576,763,435

Liabilities in Excess of Other Assets -- (1.1)%                      (6,300,163)
                                                                   ------------
Net Assets -- 100.0%                                               $570,463,272
                                                                   ============

See Notes to Financial Statements.


           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008           9

Schedule of Investments (concluded)  (Percentages shown are based on Net Assets)

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost .........................................    $ 254,497,233
                                                                  =============
      Gross unrealized appreciation ..........................    $ 326,854,310
      Gross unrealized depreciation ..........................       (4,588,108)
                                                                  -------------
      Net unrealized appreciation ............................    $ 322,266,202
                                                                  =============
(a)   Depositary receipts.
(b)   Non-income producing security.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified, institutional investors. Unless otherwise indicated, these securities are considered to be liquid.
(d)   Security, or a portion of security, is on loan.
(e) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(f) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                      Net
      Affiliate                                     Activity            Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                         $(13,479,613)         $886,111

      BlackRock Liquidity Series, LLC
        Money Market Series                       $(10,412,500)         $ 55,519

      Merrill Lynch Premier
        Institutional Fund                           6,031,600          $     76
      --------------------------------------------------------------------------
(g)   Represents the current yield as of report date.
(h)   Security was purchased with the cash proceeds from securities loans.
o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

See Notes to Financial Statements.


10           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008

Statement of Assets and Liabilities

July 31, 2008
========================================================================================================================
Assets
------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (including securities loaned of $5,479,886) (cost -- $247,957,173)    $ 570,731,835
Investments at value -- affiliated (cost -- $6,031,600) ...............................................        6,031,600
Foreign currency at value (cost -- $1,259,068) ........................................................        1,247,796
Capital shares sold receivable ........................................................................          745,175
Dividends receivable ..................................................................................          230,068
Interest receivable (including $113,844 from affiliates) ..............................................          117,660
Investments sold receivable ...........................................................................           98,237
Prepaid expenses ......................................................................................           27,440
Securities lending income receivable ..................................................................            3,414
                                                                                                           -------------
Total assets ..........................................................................................      579,233,225
                                                                                                           -------------
========================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------------
Collateral at value -- securities loaned ..............................................................        6,031,600
Bank overdraft ........................................................................................          455,553
Capital shares redeemed payable .......................................................................        1,547,807
Investment advisory fees payable ......................................................................          309,790
Distribution fees payable .............................................................................          218,681
Other affiliates payable ..............................................................................           63,613
Officer's and Trustees' fees payable ..................................................................              392
Other accrued expenses payable ........................................................................          128,789
Other liabilities payable .............................................................................           13,728
                                                                                                           -------------
Total liabilities .....................................................................................        8,769,953
                                                                                                           -------------
========================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------
Net assets ............................................................................................    $ 570,463,272
                                                                                                           =============
========================================================================================================================
Net Assets Consist of
------------------------------------------------------------------------------------------------------------------------
Institutional Shares, $0.10 par value, unlimited number of shares authorized ..........................    $     121,985
Investor A Shares, $0.10 par value, unlimited number of shares authorized .............................          451,958
Investor B Shares, $0.10 par value, unlimited number of shares authorized .............................           70,755
Investor C Shares, $0.10 par value, unlimited number of shares authorized .............................          183,867
Paid-in capital in excess of par ......................................................................      241,849,984
Accumulated net investment loss .......................................................................         (729,337)
Accumulated net realized gain .........................................................................        5,746,591
Net unrealized appreciation/depreciation ..............................................................      322,767,469
                                                                                                           -------------
Net assets ............................................................................................    $ 570,463,272
                                                                                                           =============
========================================================================================================================
Net Asset Value
------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $87,352,560 and 1,219,854 shares outstanding ..................    $       71.61
                                                                                                           =============
Investor A -- Based on net assets of $317,892,140 and 4,519,579 shares outstanding ....................    $       70.34
                                                                                                           =============
Investor B -- Based on net assets of $46,393,638 and 707,554 shares outstanding .......................    $       65.57
                                                                                                           =============
Investor C -- Based on net assets of $118,824,934 and 1,838,669 shares outstanding. ...................    $       64.63
                                                                                                           =============

See Notes to Financial Statements.


           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008           11

Statement of Operations

Year Ended July 31, 2008
===============================================================================
Investment Income
-------------------------------------------------------------------------------
Dividends (net of $239,848 foreign withholding tax) ...........    $  4,639,629
Income from affiliates ........................................         889,371
Securities lending ............................................          55,595
                                                                   ------------
Total income ..................................................       5,584,595
                                                                   ------------
===============================================================================
Expenses
-------------------------------------------------------------------------------
Investment advisory ...........................................       3,235,523
Service -- Investor A .........................................         734,476
Service and distribution -- Investor B ........................         498,085
Service and distribution -- Investor C ........................       1,144,611
Transfer agent -- Institutional ...............................          83,362
Transfer agent -- Investor A ..................................         336,763
Transfer agent -- Investor B ..................................          58,182
Transfer agent -- Investor C ..................................         164,427
Accounting services ...........................................         211,816
Registration ..................................................          96,140
Printing ......................................................          69,748
Professional ..................................................          61,352
Custodian .....................................................          38,476
Officer and Trustees ..........................................          35,586
Miscellaneous .................................................          38,586
                                                                   ------------
Total expenses ................................................       6,807,133
                                                                   ------------
Net investment loss ...........................................      (1,222,538)
                                                                   ------------
===============================================================================
Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------
Net realized gain (loss) from:
    Investments ...............................................      12,872,520
    Foreign currency ..........................................         (40,260)
                                                                   ------------
                                                                     12,832,260
                                                                   ------------
Net change in unrealized appreciation/depreciation on:
    Investments ...............................................      56,623,542
    Foreign currency ..........................................          (7,128)
                                                                   ------------
                                                                     56,616,414
                                                                   ------------
Total realized and unrealized gain ............................      69,448,674
                                                                   ------------
Net Increase in Net Assets Resulting from Operations ..........    $ 68,226,136
                                                                   ============

See Notes to Financial Statements.


12           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008

Statements of Changes in Net Assets

                                                                                       Year Ended July 31,
                                                                                 -------------------------------
Increase (Decrease) in Net Assets:                                                   2008              2007
================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------
Net investment loss .........................................................    $  (1,222,538)    $    (638,296)
Net realized gain ...........................................................       12,832,260        21,401,354
Net change in unrealized appreciation/depreciation ..........................       56,616,414        50,982,396
                                                                                 -------------------------------
Net increase in net assets resulting from operations ........................       68,226,136        71,745,454
                                                                                 -------------------------------
================================================================================================================
Distributions to Shareholders From
----------------------------------------------------------------------------------------------------------------
Net realized gain:
    Institutional ...........................................................       (3,262,487)       (3,514,828)
    Investor A ..............................................................      (10,719,439)      (10,107,517)
    Investor B ..............................................................       (2,061,398)       (2,529,507)
    Investor C ..............................................................       (4,552,267)       (4,757,650)
                                                                                 -------------------------------
Decrease in net assets resulting from distributions to shareholders .........      (20,595,591)      (20,909,502)
                                                                                 -------------------------------
================================================================================================================
Capital Share Transactions
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from capital share transactions       66,681,498       (33,722,734)
                                                                                 -------------------------------
================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------
Total increase in net assets ................................................      114,312,043        17,113,218
Beginning of year ...........................................................      456,151,229       439,038,011
                                                                                 -------------------------------
End of year .................................................................    $ 570,463,272     $ 456,151,229
                                                                                 ===============================
End of year accumulated net investment loss .................................    $    (729,337)    $     (70,442)
                                                                                 ===============================

See Notes to Financial Statements.


           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008           13

Financial Highlights

                                                                     Institutional
                                           ---------------------------------------------------------------
                                                                  Year Ended July 31,
                                           ---------------------------------------------------------------
                                             2008          2007          2006          2005         2004
==========================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....    $  63.83      $  55.85      $  44.93      $  29.22     $  21.25
                                           ---------------------------------------------------------------
Net investment income (loss) 1 ........        0.17          0.17          0.16          0.02           -- 2
Net realized and unrealized gain ......       10.48         10.65         11.09         15.69         7.97
                                           ---------------------------------------------------------------
Net increase from investment operations       10.65         10.82         11.25         15.71         7.97
                                           ---------------------------------------------------------------
Distributions from net realized gain ..       (2.87)        (2.84)        (0.33)           --           --
                                           ---------------------------------------------------------------
Net asset value, end of year ..........    $  71.61      $  63.83      $  55.85      $  44.93     $  29.22
                                           ===============================================================
==========================================================================================================
Total Investment Return 3
----------------------------------------------------------------------------------------------------------
Based on net asset value ..............       16.86%        20.98%        25.10%        53.76%       37.51%
                                           ===============================================================
==========================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------
Total expenses ........................        0.80%         0.83%         0.82%         0.91%        1.00%
                                           ===============================================================
Net investment income (loss) ..........        0.23%         0.32%         0.31%         0.05%        0.02%
                                           ===============================================================
==========================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of year (000) .........    $ 87,353      $ 69,739      $ 75,429      $ 52,148     $ 35,088
                                           ===============================================================
Portfolio turnover ....................           4%            6%           10%           11%          11%
                                           ===============================================================

                                                                      Investor A
                                           ----------------------------------------------------------------
                                                                 Year Ended July 31,
                                           ----------------------------------------------------------------
                                             2008          2007          2006          2005          2004
===========================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....    $  62.73      $  54.94      $  44.32      $  28.89      $  21.06
                                           ----------------------------------------------------------------
Net investment income (loss) 1 ........       (0.02)         0.03          0.03         (0.07)        (0.06)
Net realized and unrealized gain ......       10.32         10.48         10.92         15.50          7.89
                                           ----------------------------------------------------------------
Net increase from investment operations       10.30         10.51         10.95         15.43          7.83
                                           ----------------------------------------------------------------
Distributions from net realized gain ..       (2.69)        (2.72)        (0.33)           --            --
                                           ----------------------------------------------------------------
Net asset value, end of year ..........    $  70.34      $  62.73      $  54.94      $  44.32      $  28.89
                                           ================================================================
===========================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------
Based on net asset value ..............       16.57%        20.66%        24.77%        53.41%        37.18%
                                           ================================================================
===========================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------
Total expenses ........................        1.06%         1.08%         1.07%         1.16%         1.25%
                                           ================================================================
Net investment income (loss) ..........       (0.03)%        0.05%         0.05%        (0.20)%       (0.23)%
                                           ================================================================
===========================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------
Net assets, end of year (000) .........    $317,892      $239,916      $208,789      $136,740      $ 77,035
                                           ================================================================
Portfolio turnover ....................           4%            6%           10%           11%           11%
                                           ================================================================

1     Based on average shares outstanding.
2     Amount is less than $0.01 per share.
3     Total investment returns exclude the effect of any sales charges.

See Notes to Financial Statements.


14           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008

Financial Highlights (concluded)

                                                                      Investor B
                                           ----------------------------------------------------------------
                                                                 Year Ended July 31,
                                           ----------------------------------------------------------------
                                             2008          2007          2006          2005          2004
===========================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....    $  59.05      $  52.23      $  42.47      $  27.90      $  20.49
                                           ----------------------------------------------------------------
Net investment loss 1 .................       (0.51)        (0.35)        (0.35)        (0.32)        (0.25)
Net realized and unrealized gain ......        9.70          9.85         10.44         14.89          7.66
                                           ----------------------------------------------------------------
Net increase from investment operations        9.19          9.50         10.09         14.57          7.41
                                           ----------------------------------------------------------------
Distributions from net realized gain ..       (2.67)        (2.68)        (0.33)           --            --
                                           ----------------------------------------------------------------
Net asset value, end of year ..........    $  65.57      $  59.05      $  52.23      $  42.47      $  27.90
                                           ================================================================
===========================================================================================================
Total Investment Return 2
-----------------------------------------------------------------------------------------------------------
Based on net asset value ..............       15.69%        19.74%        23.82%        52.22%        36.16%
                                           ================================================================
===========================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------
Total expenses ........................        1.81%         1.85%         1.84%         1.93%         2.02%
                                           ================================================================
Net investment loss ...................       (0.77)%       (0.70)%       (0.71)%       (0.97)%       (1.00)%
                                           ================================================================
===========================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------
Net assets, end of year (000) .........    $ 46,394      $ 47,381      $ 57,926      $ 52,595      $ 35,399
                                           ================================================================
Portfolio turnover ....................           4%            6%           10%           11%           11%
                                           ================================================================

                                                                      Investor C
                                           ----------------------------------------------------------------
                                                                 Year Ended July 31,
                                           ----------------------------------------------------------------
                                             2008          2007          2006          2005          2004
===========================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ....    $  58.25      $  51.57      $  41.93      $  27.55      $  20.23
                                           ----------------------------------------------------------------
Net investment loss 1 .................       (0.53)        (0.36)        (0.35)        (0.32)        (0.25)
Net realized and unrealized gain ......        9.58          9.72         10.32         14.70          7.57
                                           ----------------------------------------------------------------
Net increase from investment operations        9.05          9.36          9.97         14.38          7.32
                                           ----------------------------------------------------------------
Distributions from net realized gain ..       (2.67)        (2.68)        (0.33)           --            --
                                           ----------------------------------------------------------------
Net asset value, end of year ..........    $  64.63      $  58.25      $  51.57      $  41.93      $  27.55
                                           ================================================================
===========================================================================================================
Total Investment Return 2
-----------------------------------------------------------------------------------------------------------
Based on net asset value ..............       15.67%        19.72%        23.84%        52.20%        36.18%
                                           ================================================================
===========================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------
Total expenses ........................        1.84%         1.86%         1.84%         1.93%         2.02%
                                           ================================================================
Net investment loss ...................       (0.81)%       (0.71)%       (0.71)%       (0.97)%       (1.01)%
                                           ================================================================
===========================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------
Net assets, end of year (000) .........    $118,825      $ 99,115      $ 96,895      $ 56,131      $ 29,695
                                           ================================================================
Portfolio turnover ....................           4%            6%           10%           11%           11%
                                           ================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effect of sales charges.

See Notes to Financial Statements.


           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008           15

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock Natural Resources Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Trust offers multiple classes of shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the
Trust:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day's price will be used, unless it is determined that such prior day's price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities are valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Trustees (the "Board") as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Trust are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Trust's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Trust reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: Investment trans-actions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trust has determined the ex-dividend date. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Trust are recorded on the ex-dividend dates.

Securities Lending: The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Trust may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower,


16           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008
after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Trust may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes: It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

Effective January 31, 2008, the Trust implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Trust, and has determined that the adoption of FIN 48 does not have a material impact on the Trust's financial statements. The Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trust's U.S. federal tax returns remain open for the years ended July 31, 2005 through July 31, 2007. The statutes of limitations on the Trust's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Trust's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Trust's financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact on the Trust's financial statement disclosures, if any, is currently being assessed.

Bank Overdraft: The Trust recorded a bank overdraft which resulted from estimates of available cash.

Other: Expenses directly related to the Trust or its classes are charged to that Trust or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Trust are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Trust. For such services, the Trust pays the Advisor a monthly fee at an annual rate of 0.60% of the average daily value of the Trust's net assets.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Trust to the Advisor.

For the year ended July 31, 2008, the Trust reimbursed the Advisor $9,164, for certain accounting services, which is included in accounting services in the Statement of Operations.

The Trust has also entered into separate Distribution Agreements with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor") and has adopted separate Distribution Plans with respect to Investor A, Investor B and Investor C Shares.


           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008           17

FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Trust in accordance with Rule 12b-1 under the 1940 Act, the Trust pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                   Service         Distribution
                                                     Fee               Fee
--------------------------------------------------------------------------------
Investor A ......................................   0.25%               --
Investor B ......................................   0.25%             0.75%
Investor C ......................................   0.25%             0.75%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with the Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Trust. The ongoing service fee and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor B and Investor C shareholders.

For the year ended July 31, 2008, the Distributor earned underwriting discounts and direct commissions and its affiliates earned dealer concessions on the sales of the Trust's Investor A Shares, which totaled $148,613 and affiliates received contingent deferred sales charges of $53,847 and $22,890 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $16,372 relating to transactions subject to front-end sales charge waivers in Investor A Shares. These amounts include payments to Hilliard Lyons, which was considered an affiliate for a portion of the year.

Pursuant to written agreements, certain affiliates provide the Trust with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the year ended July 31, 2008, the Trust paid $351,865 in return for these services, which are a component of the transfer agent fees in the accompanying Statement of Operations.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent. Each class of the Trust bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Trust are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Trust, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Trust may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Trust. For the year ended July 31, 2008, the Trust earned $3,260, which is included in income from affiliates in the Statement of Operations.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Trust, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Trust shares. For the year ended July 31, 2008 the following amounts have been accrued by the Trust to reimburse the Advisor for costs incurred in running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                        Call
                                                                     Center Fees
--------------------------------------------------------------------------------
Institutional ......................................................   $ 1,208
Investor A .........................................................   $12,293
Investor B .........................................................   $ 2,099
Investor C .........................................................   $ 3,431
--------------------------------------------------------------------------------

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Trust has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the year ended July 31, 2008, BIM received $15,570 in securities lending agent fees.

In addition, MLPF&S received $7,554 in commissions on the execution of portfolio security transactions for the Trust for the year ended July 31, 2008.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates. The Trust reimburses the Advisor for compensation paid to the Trust's Chief Compliance Officer.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended July 31, 2008 were $31,865,404 and $21,529,196, respectively.


18           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008

4. Short-Term Borrowings:

The Trust, along with certain other funds managed by the Advisor and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Trust may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Trust pays a commitment fee of 0.06% per annum based on the Trust's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Trust did not borrow under the credit agreement during the year ended July 31, 2008.

5. Commitments:

At July 31, 2008, the Trust had entered into foreign exchange contracts under which it had agreed to sell foreign currencies with an approximate value of $98,000.

6. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $313,984 has been reclassified between accumulated net realized gain and accumulated net investment loss and $249,659 has been reclassified between paid-in capital in excess of par and accumulated net investment loss as a result of permanent differences attributable to net operating losses and foreign currency transactions. These reclassifications have no effect on net assets or net asset values per share.

The tax character of distributions paid during the fiscal years ended July 31, 2008 and July 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                       7/31/2008       7/31/2007
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ................................   $   127,197     $   340,666
  Long-term capital gain .........................    20,468,394      20,568,836
                                                     ---------------------------
Total taxable distributions ......................   $20,595,591     $20,909,502
                                                     ===========================

As of July 31, 2008, the components of accumulated earnings on a tax basis were as follows:

-------------------------------------------------------------------------------
Undistributed ordinary net income .............................              --
Undistributed long-term net capital gains .....................    $  5,834,640
                                                                   ------------
Total undistributed net earnings ..............................       5,834,640
Capital loss carryforward .....................................              --
Net unrealized gains ..........................................     321,950,083*
                                                                   ------------
Total accumulated net earnings ................................    $327,784,723
                                                                   ============

* The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October PFIC losses for tax purposes and the deferral of post-October currency losses for tax purposes.


           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008           19

Notes to Financial Statements (concluded)

7. Capital Share Transactions:

Transactions in shares of capital for each class were as follows:

                                                                          Year Ended                          Year Ended
                                                                         July 31, 2008                       July 31, 2007
                                                                -------------------------------     -------------------------------
                                                                    Shares            Amount            Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Institutional
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................        455,588     $  33,979,339           148,081     $   8,243,582
Shares issued to shareholders in reinvestment of distributions         43,296         3,017,542            66,965         3,287,168
                                                                -------------------------------     -------------------------------
Total issued .................................................        498,884        36,996,881           215,046        11,530,750
Shares redeemed ..............................................       (371,684)      (26,221,322)         (472,908)      (25,103,761)
                                                                -------------------------------     -------------------------------
Net increase (decrease) ......................................        127,200     $  10,775,559          (257,862)    $ (13,573,011)
                                                                ===============================     ===============================

-----------------------------------------------------------------------------------------------------------------------------------
Investor A
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic conversion of shares ...............      1,500,327     $ 108,134,899           892,217     $  49,272,718
Shares issued to shareholders in reinvestment of distributions        132,467         9,080,524           173,458         8,409,158
                                                                -------------------------------     -------------------------------
Total issued .................................................      1,632,794       117,215,423         1,065,675        57,681,876
Shares redeemed ..............................................       (937,569)      (65,666,264)       (1,041,360)      (54,569,195)
                                                                -------------------------------     -------------------------------
Net increase .................................................        695,225     $  51,549,159            24,315     $   3,112,681
                                                                ===============================     ===============================

-----------------------------------------------------------------------------------------------------------------------------------
Investor B
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................        120,456     $   8,151,564           117,289     $   6,096,933
Shares issued to shareholders in reinvestment of distributions         27,561         1,772,057            47,679         2,187,861
                                                                -------------------------------     -------------------------------
Total issued .................................................        148,017         9,923,621           164,968         8,284,794
Shares redeemed and automatic conversion of shares ...........       (242,812)      (15,852,040)         (471,622)      (23,409,394)
                                                                -------------------------------     -------------------------------
Net decrease .................................................        (94,795)    $  (5,928,419)         (306,654)    $ (15,124,600)
                                                                ===============================     ===============================

-----------------------------------------------------------------------------------------------------------------------------------
Investor C
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..................................................        554,703     $  37,046,240           359,983     $  18,332,102
Shares issued to shareholders in reinvestment of distributions         64,719         4,102,221            95,618         4,334,128
                                                                -------------------------------     -------------------------------
Total issued .................................................        619,422        41,148,461           455,601        22,666,230
Shares redeemed ..............................................       (482,248)      (30,863,262)         (633,132)      (30,804,034)
                                                                -------------------------------     -------------------------------
Net increase (decrease) ......................................        137,174     $  10,285,199          (177,531)    $  (8,137,804)
                                                                ===============================     ===============================

8. Subsequent Event:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of BlackRock, Inc. The purchase has been approved by the directors of both companies. Subject to shareholder and regulatory approvals, the transaction is expected to close in the first quarter of 2009.


20           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of BlackRock Natural Resources Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Natural Resources Trust as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Natural Resources Trust as of July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
September 24, 2008

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by the BlackRock Natural Resources Trust during the fiscal year ended July 31, 2008:

----------------------------------------------------------------------------------------------
Record Date                                                                   October 22, 2007
Payable Date                                                                  October 24, 2007
----------------------------------------------------------------------------------------------
Qualified Dividend Income for Individuals ................................        100.00%
Dividends Qualifying for the Dividends Received Deduction for Corporations        100.00%
Short-Term Capital Gain Dividends for Non-U.S. Residents .................        100.00% 1
----------------------------------------------------------------------------------------------

1 Represents the portion of the taxable ordinary dividends eligible for exemption from US withholding tax for non-resident aliens and foreign corporations.

Additionally, the Fund distributed long-term capital gains of $13,784,771 to shareholders of record on October 22, 2007 and $6,683,623 to shareholders of record on December 5, 2007.


           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008           21

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the "Board," the members of which are referred to as "Trustees") of BlackRock Natural Resources Trust (the "Fund") met in April and June 2008 to consider the approval of the Fund's investment advisory agreement (the "Advisory Agreement") with BlackRock Advisors, LLC (the "Adviser"), the Fund's investment adviser. The Board also considered the approval of the Fund's subadvisory agreement (the "Subadvisory Agreement") between the Adviser and BlackRock Investment Management, LLC (the "Subadviser"). The Adviser and the Subadviser are referred to herein as "BlackRock." The Advisory Agreement and the Subadvisory Agreement are referred to herein as the "Agreements."

Activities and Composition of the Board

The Board of the Fund consists of fifteen individuals, twelve of whom are not "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"). The Trustees are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Trustee. The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Trustees.

The Agreements

Upon the consummation of the combination of BlackRock's investment management business with Merrill Lynch & Co., Inc.'s investment management business, including Merrill Lynch Investment Managers, L.P., and certain affiliates (the "Transaction"), the Fund entered into the Advisory Agreement with an initial two-year term and the Adviser entered into the Subadvisory Agreement with the Subadviser with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of the Agreements' respective initial two-year term, the Board is required to consider the continuation of the Fund's Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Fund's Agreements, including the services and support provided to the Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management and portfolio managers' analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for marketing and distribution; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund's investment objective, policies and restrictions, (e) the Fund's compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls; (h) BlackRock's implementation of the proxy voting guidelines approved by the Board; (i) the use of brokerage commissions and spread and execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock's business, including BlackRock's response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: At an in-person meeting held on April 10, 2008, the Board reviewed materials relating to its consideration of the Agreements. At an in-person meeting held on June 5 - 6, 2008, the Fund's Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Adviser and the Subadviser for a one-year term ending June 30, 2009. In considering the approval of the Agreements, the Board received and discussed various materials provided to it in advance of the April 10, 2008 meeting. As a result of the discussions that occurred during the April 10, 2008 meeting, the Board requested and BlackRock provided additional information, as detailed below, in advance of the June 5 - 6, 2008 Board meeting. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund; (d) economies of scale; and (e) other factors.


22           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(continued)

Prior to the April 10, 2008 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. ("Lipper") on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper ("Peers"); (b) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund, and a discussion of fall-out benefits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the Fund's shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 10, 2008 meeting, the Board requested and subsequently received from BlackRock (i) a comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding Fund profitability, Fund size and Fund fee levels; and (iv) additional information on sales and redemptions.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund. The Board did not identify any particular information as controlling, and each Trustee may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Board met with BlackRock's senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund's portfolio management team discussing Fund performance and the Fund's investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock's investment personnel generally and the Fund's portfolio management team, BlackRock's portfolio trading capabilities, BlackRock's use of technology, BlackRock's commitment to compliance and BlackRock's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock's compensation structure with respect to the Fund's portfolio management team and BlackRock's ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock's fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Trustees, also reviewed and considered the performance history of the Fund. In preparation for the April 10, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund's performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper's rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund's applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.


           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008           23

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(concluded)

The Fund ranked in the second quartile on a net basis against its Lipper peer universe for each of the one-, three- and five-year periods ended December 31, 2007, respectively.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the
Fund: The Board, including the Independent Trustees, reviewed the Fund's contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund's total expenses to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock's financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Fund. The Board reviewed BlackRock's profitability with respect to the Fund and each fund the Board currently oversees for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock's and its affiliates' profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock's methodology in allocating its costs to the management of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Board.

The Board concluded that the Fund's advisory fee structure was reasonable and that it would continue to review fees in connection with future renewals of the Agreements.

D. Economies of Scale: The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale. The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of BlackRock's overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Fund's management fee is appropriate in light of the scale of the Fund.

E. Other Factors: The Board also took into account other ancillary or "fall-out" benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock's ability to leverage its investment professionals that manage other portfolios, an increase in BlackRock's profile in the investment advisory community, and the engagement of BlackRock's affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third-party research obtained by soft dollars generated by transactions in the Fund to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock's brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board approved the continuation of the Advisory Agreement between the Adviser and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Adviser and the Subadviser for a one-year term ending June 30, 2009. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the Fund's shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the result of several years of review by the Trustees and predecessor Trustees, and discussions between the Trustees (and predecessor Trustees) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees' conclusions may be based in part on their consideration of these arrangements in prior years.


24           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008

Officers and Trustees

                                                                                              Number of
                                                                                              BlackRock-
                        Position(s)      Length of                                            Advised Funds
Name, Address           Held with        Time Served      Principal Occupation(s)             and Portfolios
and Year of Birth       Trust            as a Trustee(2)  During Past Five Years              Overseen        Public Directorships
====================================================================================================================================
Non-Interested Trustees(1)
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Hernandez     Chairman of      Since 2007       Formerly Director, Vice Chairman    37 Funds        ACE Limited (insur-
40 East 52nd Street     the Board,                        and Chief Financial Officer of USX  104 Portfolios  ance company);
New York, NY 10022      Trustee and                       Corporation (energy and steel                       Eastman Chemical
1944                    Member of                         business) from 1991 to 2001.                        Company (chemical);
                        the Audit                                                                             RTI International
                        Committee                                                                             Metals, Inc. (metals);
                                                                                                              TYCO Electronics
                                                                                                              (electronics)
------------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss           Vice Chairman    Since 2007       Managing Director, FGW Associates   37 Funds        Watson
40 East 52nd Street     of the Board,                     (consulting and investment          104 Portfolios  Pharmaceutical Inc.
New York, NY 10022      Chairman of                       company) since 1997; Director,
1941                    the Audit                         Michael J. Fox Foundation for
                        Committee                         Parkinson's Research since 2000;
                        and Trustee                       Formerly Director of BTG
                                                          International Plc (a global
                                                          technology commercialization
                                                          company) from 2001 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
James H. Bodurtha       Trustee          Since 2007       Director, The China Business        37 Funds        None
40 East 52nd Street                                       Group, Inc. (consulting firm)       104 Portfolios
New York, NY 10022                                        since 1996 and formerly Executive
1944                                                      Vice President thereof from 1996
                                                          to 2003; Chairman of the Board,
                                                          Berkshire Holding Corporation
                                                          since 1980.
------------------------------------------------------------------------------------------------------------------------------------
Bruce R. Bond           Trustee          Since 2007       Formerly Trustee and Member of the  37 Funds        None
40 East 52nd Street                                       Governance Committee, State Street  104 Portfolios
New York, NY 10022                                        Research Mutual Funds from 1997 to
1946                                                      2005; Formerly Board Member of
                                                          Governance, Audit and Finance
                                                          Committee, Avaya Inc. (computer
                                                          equipment) from 2003 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Donald W. Burton        Trustee          Since 2007       Managing General Partner, The       37 Funds        Knology, Inc.
40 East 52nd Street                                       Burton Partnership, LP (an          104 Portfolios  (telecommunica-
New York, NY 10022                                        investment partnership) since                       tions); Capital
1944                                                      1979; Managing General Partner,                     Southwest (financial)
                                                          The South Atlantic Venture Funds
                                                          since 1983; Member of the
                                                          Investment Advisory Council of the
                                                          Florida State Board of
                                                          Administration from 2001 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Honorable               Trustee          Since 2007       Partner and Head of International   37 Funds        UPS Corporation
Stuart E. Eizenstat                                       Practice, Covington and Burling     104 Portfolios  (delivery service)
40 East 52nd Street                                       (law firm) since 2001;
New York, NY 10022                                        International Advisory Board
1943                                                      Member, The Coca-Cola Company
                                                          since 2002; Advisory Board Member,
                                                          BT Americas (telecommunications)
                                                          since 2004; Member of the Board of
                                                          Directors, Chicago Climate
                                                          Exchange (environmental) since
                                                          2006; Member of the International
                                                          Advisory Board, GML (energy) since
                                                          2003.
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A. Froot        Trustee          Since 2007       Professor, Harvard University       37 Funds        None
40 East 52nd Street                                       since 1992.                         104 Portfolios
New York, NY 10022
1957
------------------------------------------------------------------------------------------------------------------------------------
John F. O'Brien         Trustee          Since 2007       Trustee, Woods Hole Oceanographic   37 Funds        Cabot Corporation
40 East 52nd Street                                       Institute since 2003; Formerly      104 Portfolios  (chemicals); LKQ
New York, NY 10022                                        Director, Allmerica Financial                       Corporation (auto
1943                                                      Corporation from 1995 to 2003;                      parts manufactur-
                                                          Formerly Director, ABIOMED from                     ing); TJX Companies,
                                                          1989 to 2006; Formerly Director,                    Inc. (retailer)
                                                          Ameresco, Inc. (energy solutions
                                                          company) from 2006 to 2007.


           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008           25

                                                                                              Number of
                                                                                              BlackRock-
                        Position(s)      Length of                                            Advised Funds
Name, Address           Held with        Time Served      Principal Occupation(s)             and Portfolios
and Year of Birth       Trust            as a Trustee(2)  During Past Five Years              Overseen        Public Directorships
====================================================================================================================================
Non-Interested Trustees(1) (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Roberta Cooper Ramo     Trustee          Since 2007       Shareholder, Modrall, Sperling,     37 Funds        None
40 East 52nd Street                                       Roehl, Harris & Sisk, P.A. (law     104 Portfolios
New York, NY 10022                                        firm) since 1993; Chairman of the
1942                                                      Board, Cooper's Inc. (retail)
                                                          since 2000; Director of ECMC Group
                                                          (service provider to students,
                                                          schools and lenders) since 2001;
                                                          President Elect, The American Law
                                                          Institute (non-profit), 2007;
                                                          Formerly President, American Bar
                                                          Association from 1995 to 1996.
------------------------------------------------------------------------------------------------------------------------------------
Jean Margo Reid         Trustee          Since 2004       Self-employed consultant since      37 Funds        None
40 East 52nd Street                                       2001; Director and Secretary, SCB,  104 Portfolios
New York, NY 10022                                        Inc. (holding company) since 1998;
1945                                                      Director and Secretary, SCB
                                                          Partners, Inc. (holding company)
                                                          since 2000; Formerly Director,
                                                          Covenant House (non-profit) from
                                                          2001 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
David H. Walsh          Trustee          Since 2007       Director, National Museum of        37 Funds        None
40 East 52nd Street                                       Wildlife Art since 2007; Director,  104 Portfolios
New York, NY 10022                                        Ruckleshaus Institute and Haub
1941                                                      School of Natural Resources at the
                                                          University of Wyoming since 2006;
                                                          Director, The American Museum of
                                                          Fly Fishing since 1997; Formerly
                                                          Consultant with Putnam Investments
                                                          from 1993 to 2003; Formerly
                                                          Director, The National Audubon
                                                          Society from 1998 to 2005.
------------------------------------------------------------------------------------------------------------------------------------
Richard R. West         Trustee and      Since 1988       Dean Emeritus, New York             37 Funds        Bowne & Co., Inc.
40 East 52nd Street     Member of                         University's Leonard N. Stern       104 Portfolios  (financial printers);
New York, NY 10022      the Audit                         School of Business Administration                   Vornado Realty Trust
1938                    Committee                         since 1995.                                         (real estate com-
                                                                                                              pany); Alexander's
                                                                                                              Inc. (real estate
                                                                                                              company)
                        ------------------------------------------------------------------------------------------------------------
                        (1)   Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
                        (2)   Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc.
                              ("BlackRock") in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain trustees as joining the Fund's board in 2007, each trustee first became a member of the board of trustees of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha since 1995;
                              Bruce R. Bond since 2005; Donald W. Burton since 2002; Stuart E. Eizenstat since 2001; Kenneth A.
                              Froot since 2005; Robert M. Hernandez since 1996; John F. O'Brien since 2004; Roberta Cooper Ramo since 2000; Jean Margo Reid since 2004; David H. Walsh since 2003; Fred G. Weiss since 1998; and
                              Richard R. West since 1978.


26           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008

                                                                                              Number of
                                                                                              BlackRock-
                        Position(s)      Length of                                            Advised Funds
Name, Address           Held with        Time Served      Principal Occupation(s)             and Portfolios
and Year of Birth       Trust            as a Trustee     During Past Five Years              Overseen        Public Directorships
====================================================================================================================================
Interested Trustees(1)
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Davis        Trust President  Since 2007       Managing Director, BlackRock, Inc.  185 Funds       None
40 East 52nd Street     and Trustee                       since 2005; Formerly Chief          295 Portfolios
New York, NY 10022                                        Executive Officer, State Street
1945                                                      Research & Management Company from
                                                          2000 to 2005; Formerly Chairman of
                                                          the Board of Trustees, State
                                                          Street Research Mutual Funds from
                                                          2000 to 2005; Formerly Chairman,
                                                          SSR Realty from 2000 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Laurence D. Fink        Trustee          Since 2007       Chairman and Chief Executive        37 Funds        None
40 East 52nd Street                                       Officer of BlackRock, Inc. since    104 Portfolios
New York, NY 10022                                        its formation in 1998 and of
1952                                                      BlackRock, Inc.'s predecessor
                                                          entities since 1988 and Chairman
                                                          of the Executive and Management
                                                          Committees; Formerly Managing
                                                          Director, The First Boston
                                                          Corporation, Member of its
                                                          Management Committee, Co-head of
                                                          its Taxable Fixed Income Division
                                                          and Head of its Mortgage and Real
                                                          Estate Products Group; Chairman of
                                                          the Board of several of
                                                          BlackRock's alternative investment
                                                          vehicles; Director of several of
                                                          BlackRock's offshore funds; Member
                                                          of the Board of Trustees of New
                                                          York University, Chair of the
                                                          Financial Affairs Committee and a
                                                          member of the Executive Committee,
                                                          the Ad Hoc Committee on Board
                                                          Governance, and the Committee on
                                                          Trustees; Co-Chairman of the NYU
                                                          Hospitals Center Board of
                                                          Trustees, Chairman of the
                                                          Development/Trustee Stewardship
                                                          Committee and Chairman of the
                                                          Finance Committee; Trustee, The
                                                          Boys' Club of New York.
------------------------------------------------------------------------------------------------------------------------------------
Henry Gabbay            Trustee          Since 2007       Consultant, BlackRock, Inc. since   184 Funds       None
40 East 52nd Street                                       2007; Formerly Managing Director,   294 Portfolios
New York, NY 10022                                        BlackRock, Inc. from 1989 to 2007;
1947                                                      Formerly Chief Administrative
                                                          Officer, BlackRock Advisors, LLC
                                                          from 1998 to 2007; Formerly
                                                          President of BlackRock Funds and
                                                          BlackRock Bond Allocation Target
                                                          Shares from 2005 to 2007 and
                                                          Treasurer of certain closed-end
                                                          Funds in the BlackRock fund
                                                          complex from 1989 to 2006.
                        ------------------------------------------------------------------------------------------------------------
                        (1)   Messrs. Davis, Fink and Gabbay are all "interested persons," as defined in the Investment Company Act of 1940, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008           27

Officers and Trustees (concluded)

                        Position(s)      Length of
Name, Address           Held with        Time
and Year of Birth       Trust            Served           Principal Occupation(s) During Past Five Years
====================================================================================================================================
Trust Officers(1)
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke         Chief Executive  Since 2007       Managing Director of BlackRock, Inc. since 2006; Formerly Managing
40 East 52nd Street     Officer                           Director of Merrill Lynch Investment Managers, L.P. ("MLIM") and Fund
New York, NY 10022                                        Asset Management, L.P. ("FAM") in 2006; First Vice President thereof from
1960                                                      1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
Anne F. Ackerley        Vice President   Since 2007       Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer
40 East 52nd Street                                       of BlackRock's U.S. Retail Group since 2006; Head of BlackRock's Mutual
New York, NY 10022                                        Fund Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986
1962                                                      and from 1988 to 2000, most recently as First Vice President and Operating
                                                          Officer of the Mergers and Acquisitions Group.
------------------------------------------------------------------------------------------------------------------------------------
Neal J. Andrews         Chief Financial  Since 2007       Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice
40 East 52nd Street     Officer                           President and Line of Business Head of Fund Accounting and Administration
New York, NY 10022                                        at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from
1966                                                      1992 to 2006.
------------------------------------------------------------------------------------------------------------------------------------
Jay M. Fife             Treasurer        Since 2007       Managing Director of BlackRock, Inc. since 2007 and Director in 2006;
40 East 52nd Street                                       Formerly Assistant Treasurer of the MLIM/FAM-advised Funds from 2005 to
New York, NY 10022                                        2006; Director of MLIM Fund Services Group from 2001 to 2006.
1970
------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan       Chief            Since 2007       Chief Compliance Officer of the BlackRock-advised Funds since 2007;
40 East 52nd Street     Compliance                        Anti-Money Laundering Officer of the BlackRock-advised Funds since 2007;
New York, NY 10022      Officer of                        Managing Director and Senior Counsel of BlackRock, Inc. since 2005;
1959                    the Trust                         Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior Counsel thereof from 1998 to 2000; Formerly
                                                          Senior Counsel of The PNC Bank Corp. from 1995 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff          Secretary        Since 2007       Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at
40 East 52nd Street                                       BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman
New York, NY 10022                                        Sachs Asset Management, L.P. from 1993 to 2006.
1965
                        ------------------------------------------------------------------------------------------------------------
                        (1)   Officers of the Trust serve at the pleasure of the Board of Trustees.
                        ------------------------------------------------------------------------------------------------------------
                        Further information about the Trust's Officers and Trustees is available in the Fund's Statement of
                        Additional Information, which can be obtained without charge by calling (800) 441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

The Bank of New York
New York, NY 10286

Transfer Agent

PNC Global Investment
Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Willkie Farr & Gallagher LLP
New York, NY 10019


28           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Trust's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trust's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Trust will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trust at (800) 441-7762.


           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008           29

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trust votes proxies relating to securities held in the Trust's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Trust's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


30           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


           BLACKROCK NATURAL RESOURCES TRUST          JULY 31, 2008           31

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Natural Resources Trust
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                     #10303-7/08

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
            Donald W. Burton (not reappointed to the Audit Committee, effective November 1, 2007)
            Robert M. Hernandez (term began, effective November 1, 2007)
            John F. O'Brien (not reappointed to the Audit Committee, effective November 1, 2007)
            David H. Walsh (not reappointed to the Audit Committee, effective November 1, 2007)
            Fred G. Weiss
            Richard R. West (term began, effective November 1, 2007)

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

-----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees(3)
-----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
   Entity Name          End        Year End          End        Year End          End        Year End          End        Year End
-----------------------------------------------------------------------------------------------------------------------------------
BlackRock Natural
Resources Trust       $27,300      $29,000           $0            $0           $6,100        $6,100          $1,049         $1,042
-----------------------------------------------------------------------------------------------------------------------------------

(1) The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
(2) The nature of the services include tax compliance, tax advice and tax planning.
(3) The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                  Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
            Entity Name                           Year End           Year End
            --------------------------------------------------------------------
            BlackRock Natural Resources Trust     $294,649           $713,975
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $287,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Natural Resources Trust

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Natural Resources Trust

Date: September 19, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Natural Resources Trust

Date: September 19, 2008